Investments and Derivative Instruments (Mortgage Loans by Property Type) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	$ 3,470	$ 4,935
Percent of Total	100.00%	100.00%
Agricultural [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	93	109
Percent of Total	2.70%	2.20%
Industrial [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	1,182	1,519
Percent of Total	34.10%	30.80%
Lodging [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	27	81
Percent of Total	0.80%	1.60%
Multifamily [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	576	869
Percent of Total	16.60%	17.60%
Office [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	723	1,120
Percent of Total	20.80%	22.70%
Retail [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	745	1,047
Percent of Total	21.50%	21.20%
Other [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	$ 124	$ 190
Percent of Total	3.50%	3.90%